Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios IV
Victory Pioneer AMT-Free Municipal Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (94.0%)
Alabama (3.2%):
Black Belt Energy Gas District Revenue
Series A, 5.25%, 5/1/56, (Put Date 5/1/32), Continuously Callable @100(a) ......... $ 1,000 $ 1,018
Series G, 5.00%, 10/1/35, Continuously Callable @100 ........................ 755 787
County of Jefferson Sewer Revenue, 5.50%, 10/1/53, Continuously Callable @100 ........ 11,275 11,617
13,422
Arizona (0.2%):
Arizona IDA Revenue, 3.00%, 2/1/45, Continuously Callable @100 ................... 1,100 838
Arkansas (1.7%):
Fayetteville School District No. 1, GO, 4.00%, 2/1/50, Continuously Callable @100 ....... 8,000 7,193
California (5.0%):
California County Tobacco Securitization Agency Revenue, Series D, 6/1/55, Continuously
Callable @13(b) ................................................... 36,350 2,710
California Health Facilities Financing Authority Revenue, Series A, 3.00%, 8/15/51,
Continuously Callable @100 ........................................... 7,000 5,016
Golden State Tobacco Securitization Corp. Revenue, Series B-2, 6/1/66, Continuously Callable
@28(b) .......................................................... 75,000 7,457
M-S-R Energy Authority Revenue, Series B, 6.50%, 11/1/39 ........................ 1,900 2,255
Pomona Unified School District, GO, Series A, 6.55%, 8/1/29 ....................... 780 834
Santa Paula Unified School District, GO, Series D, 3.00%, 8/1/49, Continuously Callable
@100 ........................................................... 4,000 2,869
21,141
Colorado (2.1%):
Colorado Health Facilities Authority Revenue
Series A, 3.00%, 11/15/51, Continuously Callable @100 ....................... 5,000 3,472
Series A, 5.13%, 12/1/55, Continuously Callable @103 ........................ 3,500 3,320
Denver Health & Hospital Authority Revenue
Series A, 5.13%, 12/1/50, Continuously Callable @100 ........................ 1,000 994
Series A, 6.00%, 12/1/55, Continuously Callable @100 ........................ 1,000 1,065
8,851
Florida (8.0%):
Brevard County Health Facilities Authority Revenue, Series A, 5.00%, 4/1/52, Continuously
Callable @100 ..................................................... 4,000 3,979
County of Miami-Dade Water & Sewer System Revenue, Series B, 3.00%, 10/1/49,
Continuously Callable @100 ........................................... 10,000 7,553
Florida State Board of Governors Florida International University Dormitory Revenue, Series
A, 3.00%, 7/1/46, Continuously Callable @100 ............................. 3,000 2,238
Hillsborough County IDA Revenue, 3.50%, 8/1/55, Continuously Callable @100 ......... 6,255 4,651
State of Florida Department of Transportation Turnpike System Revenue
Series B, 4.00%, 7/1/54, Continuously Callable @100 ......................... 4,000 3,541
Series C, 3.00%, 7/1/51, Continuously Callable @100 ......................... 16,000 11,533
33,495
Georgia (2.9%):
Development Authority of Appling County Revenue, Series GA, 1.80%, 9/1/41, Continuously
Callable @100(c) ................................................... 3,000 3,000
Main Street Natural Gas, Inc. Revenue, Series A, 4.00%, 5/15/39, Continuously Callable @100 2,000 1,921
Savannah Georgia Convention Center Authority Revenue, Series A, 5.25%, 6/1/61,
Continuously Callable @100 ........................................... 1,500 1,450
The Development Authority of Burke County Revenue, Series 1, 1.80%, 7/1/49, Continuously
Callable @100(c) ................................................... 5,070 5,070
The Development Authority of Burke County Revenue (NBGA - Southern Co.), Series GA,
1.80%, 11/1/52, Continuously Callable @100(c) ............................. 800 800
12,241
Idaho (0.7%):
Idaho Housing & Finance Association Revenue, 5.38%, 11/1/38, Continuously Callable
@100(d) ......................................................... 2,725 2,799
Illinois (4.1%):
Chicago O'Hare International Airport Revenue, Series B, 5.50%, 1/1/59, Continuously Callable
@100 ........................................................... 2,000 2,091
City of Chicago, GO, Series A, 5.50%, 1/1/49, Continuously Callable @100 ............. 8,350 8,355
Illinois Finance Authority Revenue, Series A, 5.25%, 10/1/54, Continuously Callable @100 . 4,000 4,141

Victory Portfolios IV
Victory Pioneer AMT-Free Municipal Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Illinois Housing Development Authority Revenue, Series H-1, 4.50%, 7/1/62, Continuously
Callable @100 ..................................................... $ 2,000 $ 1,848
Metropolitan Pier & Exposition Authority Revenue, 7.00%, 7/1/26, ETM ............... 715 726
17,161
Indiana (2.7%):
Indiana Finance Authority Revenue
Series A, 5.00%, 7/1/54, Continuously Callable @100 ......................... 1,300 1,255
Series A, 5.38%, 3/1/55, Continuously Callable @103 ......................... 2,000 2,003
Series A, 5.00%, 7/1/59, Continuously Callable @100 ......................... 1,600 1,525
Series A, 5.25%, 7/1/64, Continuously Callable @100 ......................... 1,500 1,473
Indianapolis Local Public Improvement Bond Bank Revenue, Series B1, 5.25%, 1/1/55,
Continuously Callable @100 ........................................... 5,000 5,141
11,397
Iowa (1.4%):
Iowa Finance Authority Revenue, Series A, 5.13%, 5/15/59, Continuously Callable @103 ... 6,500 5,972
Maine (0.6%):
Maine Health & Higher Educational Facilities Authority Revenue
Series C, 5.50%, 7/1/47, Continuously Callable @100 ......................... 1,000 1,053
Series C, 5.13%, 7/1/52, Continuously Callable @100 ......................... 1,250 1,269
2,322
Massachusetts (4.1%):
Massachusetts Development Finance Agency Revenue
5.25%, 7/1/52, Continuously Callable @100 ............................... 4,530 4,402
5.25%, 7/1/55, Continuously Callable @103 ............................... 3,500 3,380
Series A, 5.75%, 1/1/42 .............................................. 4,000 4,532
Series A, 5.50%, 7/1/44, Continuously Callable @100 ......................... 2,500 2,273
Series A, 5.50%, 8/15/50, Continuously Callable @100 ........................ 2,500 2,582
17,169
Missouri (0.6%):
Health & Educational Facilities Authority of the State of Missouri Revenue, Series F, 4.00%,
11/15/45, Continuously Callable @100 ................................... 3,000 2,732
Nebraska (2.5%):
The University of Nebraska Facilities Corp. Revenue, Series B, 3.00%, 7/15/54, Continuously
Callable @100 ..................................................... 14,750 10,356
New Hampshire (1.2%):
New Hampshire Health and Education Facilities Authority Act Revenue, Series A, 5.00%,
8/1/59 ........................................................... 5,000 4,973
New Jersey (1.0%):
New Jersey Housing & Mortgage Finance Agency Revenue, Series K, 4.70%, 10/1/50,
Continuously Callable @100 ........................................... 2,500 2,507
The Passaic County Improvement Authority Revenue
4.50%, 7/1/40, Continuously Callable @100 ............................... 1,000 999
5.00%, 7/1/44, Continuously Callable @100 ............................... 500 504
4,010
New Mexico (0.5%):
New Mexico Mortgage Finance Authority Revenue, Series C, 5.10%, 9/1/55, Continuously
Callable @100 ..................................................... 1,985 1,997
New York (13.3%):
Albany Capital Resource Corp. Revenue, 4.75%, 6/1/54, Continuously Callable @100 ..... 1,200 1,085
City of New York, GO
Series B-3, 1.75%, 10/1/46, Continuously Callable @100(c) .................... 7,800 7,800
Series F-1, 3.00%, 3/1/51, Continuously Callable @100 ....................... 3,000 2,164
Metropolitan Transportation Authority Revenue, Series A, 4.00%, 11/15/48, Continuously
Callable @100 ..................................................... 3,000 2,681
New York City Housing Development Corp. Revenue, 3.05%, 5/1/50, Continuously Callable
@100 ........................................................... 4,000 2,876
New York City Municipal Water Finance Authority Revenue, Series DD, 1.75%, 6/15/33,
Continuously Callable @100(c) ......................................... 13,450 13,450
New York City Transitional Finance Authority Future Tax Secured Revenue, Series E, 5.50%,
11/1/49, Continuously Callable @100 .................................... 5,000 5,293

Victory Portfolios IV
Victory Pioneer AMT-Free Municipal Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
New York Counties Tobacco Trust IV Revenue, Series F, 6/1/60, Continuously Callable
@10(b) .......................................................... $ 40,000 $ 2,152
New York Liberty Development Corp. Revenue
Series A, 3.00%, 11/15/51, Continuously Callable @100 ....................... 2,500 1,771
Series A, 3.00%, 11/15/51, Continuously Callable @100 ....................... 7,500 5,297
New York State Dormitory Authority Revenue
5.50%, 11/1/47, Continuously Callable @100 ............................... 1,000 1,043
5.25%, 10/1/49, Continuously Callable @100 ............................... 500 504
3.00%, 2/1/50, Continuously Callable @100 ............................... 2,000 1,409
Series A, 3.00%, 7/1/48, Continuously Callable @100 ......................... 9,000 6,397
Series A, 5.25%, 3/15/52, Pre-refunded 3/15/34 @ 100 ........................ 5 6
Suffolk Regional Off-Track Betting Corp. Revenue, 6.00%, 12/1/53, Continuously Callable
@100 ........................................................... 2,000 2,031
55,959
North Carolina (2.1%):
County of Union NC Enterprise System Revenue, 3.00%, 6/1/51, Continuously Callable @100 4,000 2,898
North Carolina Medical Care Commission Revenue
5.25%, 12/1/54, Continuously Callable @100 ............................... 3,540 3,532
Series A, 5.25%, 1/1/55, Continuously Callable @103 ......................... 2,500 2,537
8,967
Ohio (3.4%):
Buckeye Tobacco Settlement Financing Authority Revenue
Series A-2, 4.00%, 6/1/48, Continuously Callable @100 ....................... 2,000 1,682
Series B-2, 5.00%, 6/1/55, Continuously Callable @100 ....................... 5,000 4,087
State of Ohio Revenue, Series A, 4.00%, 1/15/50, Continuously Callable @100 .......... 10,000 8,519
14,288
Oregon (0.7%):
Medford Hospital Facilities Authority Revenue, Series A, 3.00%, 8/15/50, Continuously
Callable @100 ..................................................... 4,120 2,876
Pennsylvania (6.5%):
Allentown Commercial and Industrial Development Authority Revenue, 5.00%, 7/1/59,
Continuously Callable @100(d) ........................................ 3,500 3,048
Delaware County IDA Revenue, Series A, 5.13%, 6/1/46, Continuously Callable @100(d) ... 3,725 3,582
Lancaster Municipal Authority Revenue
Series A, 5.00%, 5/1/49, Continuously Callable @103 ......................... 900 849
Series B, 5.00%, 5/1/54, Continuously Callable @103 ......................... 400 380
Series B, 5.00%, 5/1/59, Continuously Callable @103 ......................... 530 489
Montgomery County Higher Education and Health Authority Revenue, Series B, 3.25%,
5/1/55, Continuously Callable @100 ..................................... 8,000 5,613
Montgomery County IDA Revenue
4.00%, 3/1/49, Continuously Callable @100 ............................... 3,000 2,510
5.25%, 11/1/54, Continuously Callable @100 ............................... 1,250 1,194
Pennsylvania Housing Finance Agency Revenue, Series 149A, 5.20%, 4/1/53, Continuously
Callable @100 ..................................................... 2,500 2,510
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, 4.00%, 12/1/51,
Continuously Callable @100 ........................................... 8,000 7,000
27,175
Puerto Rico (4.6%):
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series A-1, 4.75%, 7/1/53, Continuously Callable @100 ....................... 1,994 1,858
Series A-1, 5.00%, 7/1/58, Continuously Callable @100 ....................... 18,500 17,509
19,367
Rhode Island (2.1%):
Tender Option Bond Trust Receipts/Certificates Revenue, Series 2019-XM0721, 9/1/47,
Continuously Callable @100(b)(d) ...................................... 7,050 4,772
Tobacco Settlement Financing Corp. Revenue, Series B, 6/1/52, Continuously Callable @21(b) 20,000 4,025
8,797
Tennessee (0.8%):
Hamilton County & Chattanooga Sports Authority Revenue
Series A, 5.75%, 12/1/50, Continuously Callable @100 ........................ 1,250 1,360
Series A, 6.00%, 12/1/55, Continuously Callable @100 ........................ 1,750 1,936
3,296

Victory Portfolios IV
Victory Pioneer AMT-Free Municipal Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Texas (7.1%):
Central Texas Regional Mobility Authority Revenue, Series D, 3.00%, 1/1/46, Continuously
Callable @100 ..................................................... $ 3,000 $ 2,288
Clifton Higher Education Finance Corp. Revenue
4.50%, 8/15/54, Continuously Callable @100 ............................... 2,250 2,073
Series A, 5.25%, 2/15/49, Continuously Callable @100 ........................ 2,000 2,080
Conroe Independent School District, GO, 4.00%, 2/15/50, Continuously Callable @100 .... 1,000 895
County of Bexar, GO, 3.00%, 6/15/41, Continuously Callable @100 .................. 2,000 1,685
EP Essential Housing WF PFC Revenue, 4.25%, 12/1/34, Continuously Callable @100 ..... 3,000 2,975
Greater Texas Cultural Education Facilities Finance Corp. Revenue, Series A, 5.25%, 6/1/54,
Continuously Callable @100 ........................................... 5,000 4,767
Harris County Cultural Education Facilities Finance Corp. Revenue, 3.00%, 10/1/51,
Continuously Callable @100 ........................................... 8,000 5,589
Lower Colorado River Authority Revenue, 5.00%, 5/15/47, Continuously Callable @100 ... 2,625 2,669
Tarrant County Cultural Education Facilities Finance Corp. Revenue, 3.00%, 12/1/50,
Continuously Callable @100 ........................................... 5,000 3,499
Texas Water Development Board Revenue, 4.80%, 10/15/52, Continuously Callable @100 .. 1,500 1,487
30,007
Utah (4.2%):
City of Salt Lake City Airport Revenue, Series B, 5.50%, 7/1/55, Continuously Callable @100 3,000 3,184
Downtown Revitalization Public Infrastructure District Revenue, Series A, 5.50%, 6/1/55,
Continuously Callable @100 ........................................... 3,000 3,149
Mida Cormont Public Infrastructure District, GO, Series A-1, 6.25%, 6/1/55, Continuously
Callable @103(d) ................................................... 1,500 1,559
Utah State University Revenue, Series B, 3.00%, 12/1/49, Continuously Callable @100 .... 13,110 9,830
17,722
Virginia (5.3%):
Loudoun County Economic Development Authority Revenue, Series A, 4.00%, 10/1/52,
Continuously Callable @100 ........................................... 7,000 6,316
Tobacco Settlement Financing Corp. Revenue, Series B1, 5.00%, 6/1/47, Continuously Callable
@100 ........................................................... 10,000 8,272
Virginia College Building Authority Revenue, Series C, 3.00%, 9/1/51, Continuously Callable
@100 ........................................................... 6,000 4,250
Virginia Small Business Financing Authority Revenue, Series A, 5.50%, 12/1/54, Continuously
Callable @102 ..................................................... 3,500 3,574
22,412
Washington (0.7%):
Washington State Housing Finance Commission Revenue
5.50%, 7/1/59, Continuously Callable @100 ............................... 1,000 968
Series A, 5.25%, 7/1/55, Continuously Callable @100(d) ...................... 2,000 2,020
2,988
Wisconsin (0.7%):
Public Finance Authority Revenue, 5.25%, 11/15/61, Continuously Callable @103 ........ 3,000 2,883
Total Municipal Bonds (Cost $411,180)
a
a
a
394,806
Total Investments (Cost $411,180) — 94.0% 394,806
Other assets in excess of liabilities —  6.0% 25,092
NET ASSETS - 100.00% $ 419,898
(a) Put Bond.
(b) Zero-coupon bond.
(c) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2026, the fair value of these securities was
$17,780 (thousands) and amounted to 4.2% of net assets.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETM
—
Escrowed to Maturity
GO
—
General Obligation
IDA
—
Industrial Development Authority

Victory Portfolios IV
Victory Pioneer AMT-Free Municipal Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios IV
Victory Pioneer Core Equity Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (7.7%):
Alphabet, Inc. , Class A ................................................... 90,145 $ 25,922
Comcast Corp. , Class A .................................................. 1,624,185 46,630
Fox Corp. , Class A ...................................................... 116,029 6,776
Meta Platforms, Inc. , Class A .............................................. 17,901 10,242
Pinterest, Inc. , Class A (a) ................................................. 311,404 5,711
The Walt Disney Co. .................................................... 362,226 34,911
Verizon Communications, Inc. .............................................. 338,693 17,003
Versant Media Group, Inc. ................................................ 39,233 1,453
148,648
Consumer Discretionary (4.0%):
D.R. Horton, Inc. ....................................................... 150,702 20,679
Expedia Group, Inc. ..................................................... 32,112 7,415
Ford Motor Co. ........................................................ 2,687,809 31,017
Lowe's Cos., Inc. ....................................................... 76,143 17,991
77,102
Consumer Staples (5.5%):
Molson Coors Beverage Co. , Class B ......................................... 435,830 18,767
Mondelez International, Inc. , Class A ......................................... 96,372 5,555
Sprouts Farmers Market, Inc. (a) ............................................ 159,161 12,276
Target Corp. .......................................................... 308,698 37,414
The Campbell's Company ................................................. 352,045 7,840
The Kraft Heinz Co. ..................................................... 1,100,626 24,753
106,605
Energy (9.7%):
Antero Resources Corp. (a) ................................................ 269,040 11,418
ConocoPhillips Co. ..................................................... 382,585 50,501
Coterra Energy, Inc. ..................................................... 639,857 22,484
EQT Corp. ............................................................ 499,872 31,812
Expand Energy Corp. .................................................... 53,395 5,862
Exxon Mobil Corp. ..................................................... 348,078 59,055
Phillips 66 Co. ......................................................... 37,332 6,801
187,933
Financials (19.7%):
American International Group, Inc. .......................................... 222,857 16,770
Bank of America Corp. ................................................... 1,459,608 71,156
Morgan Stanley ........................................................ 214,048 35,226
Northern Trust Corp. .................................................... 108,000 15,073
State Street Corp. ....................................................... 545,559 69,046
The Goldman Sachs Group, Inc. ............................................ 45,457 38,456
Truist Financial Corp. .................................................... 717,360 32,977
U.S. Bancorp .......................................................... 636,853 33,123
Wells Fargo & Co. ...................................................... 869,510 69,222
381,049
Health Care (13.0%):
Biogen, Inc. (a) ......................................................... 117,623 21,564
Bristol-Myers Squibb Co. ................................................. 685,425 41,571
Johnson & Johnson ..................................................... 292,898 71,596
Medtronic PLC ........................................................ 330,501 28,638
Sanofi SA , ADR ........................................................ 799,487 38,519
Vertex Pharmaceuticals, Inc. (a) ............................................. 24,851 11,097
Zimmer Biomet Holdings, Inc. ............................................. 420,224 37,997
250,982
Industrials (13.0%):
3M Co. .............................................................. 255,991 37,178
AGCO Corp. .......................................................... 118,481 13,728
Carrier Global Corp. ..................................................... 360,330 20,290
Caterpillar, Inc. ........................................................ 52,043 36,870
Deere & Co. .......................................................... 45,507 25,634

Victory Portfolios IV
Victory Pioneer Core Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Fortune Brands Innovations, Inc. ............................................ 427,130 $ 16,645
Honeywell International, Inc. .............................................. 83,350 18,840
Owens Corning ........................................................ 95,789 10,366
Rockwell Automation, Inc. ................................................ 87,642 31,453
United Parcel Service, Inc. , Class B .......................................... 409,633 40,300
251,304
Information Technology (21.2%):
Accenture PLC , Class A .................................................. 119,002 23,597
Adobe, Inc. (a) ......................................................... 40,900 9,942
Advanced Micro Devices, Inc. (a) ............................................ 102,311 20,813
Cisco Systems, Inc. ..................................................... 978,066 75,888
HP, Inc. .............................................................. 748,888 14,386
International Business Machines Corp. ........................................ 264,012 63,994
Microsoft Corp. ........................................................ 204,248 75,606
NetApp, Inc. .......................................................... 178,686 18,296
NVIDIA Corp. ......................................................... 129,345 22,558
QUALCOMM, Inc. ..................................................... 237,297 30,559
Salesforce, Inc. ........................................................ 131,331 24,516
Texas Instruments, Inc. ................................................... 154,612 30,016
410,171
Materials (3.2%):
LyondellBasell Industries NV , Class A ........................................ 425,132 34,249
PPG Industries, Inc. ..................................................... 170,399 18,212
The Mosaic Co. ........................................................ 401,576 10,240
62,701
Utilities (2.5%):
CMS Energy Corp. ...................................................... 621,631 48,226
Total Common Stocks (Cost $1,541,292)
a
a
a
1,924,721
Total Investments (Cost $1,541,292) — 99.5% 1,924,721
Other assets in excess of liabilities —  0.5% 9,853
NET ASSETS - 100.00% $ 1,934,574
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2026
Victory Portfolios IV
Victory Pioneer Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (8.0%):
Alphabet, Inc. , Class A ................................................... 2,176,595 $ 625,902
Meta Platforms, Inc. , Class A .............................................. 308,276 176,374
802,276
Communications Equipment (1.4%):
Cisco Systems, Inc. ..................................................... 1,776,437 137,834
Consumer Discretionary (5.3%):
Amazon.com, Inc. (a) .................................................... 2,068,563 430,819
The Home Depot, Inc. ................................................... 296,822 97,622
528,441
Consumer Staples (3.2%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 3,270,361 321,869
Electronic Equipment, Instruments & Components (0.3%):
Corning, Inc. .......................................................... 200,786 27,301
Energy (4.0%):
Cameco Corp. ......................................................... 897,343 97,460
Cheniere Energy, Inc. .................................................... 661,646 187,749
The Williams Cos., Inc. .................................................. 1,612,627 117,367
402,576
Financials (9.9%):
Apollo Global Management, Inc. ............................................ 915,781 102,036
CME Group, Inc. , Class A ................................................. 383,708 113,328
The Goldman Sachs Group, Inc. ............................................ 164,792 139,413
Truist Financial Corp. .................................................... 7,669,171 352,552
Visa, Inc. , Class A ...................................................... 909,937 275,019
982,348
Health Care (6.6%):
Eli Lilly & Co. ......................................................... 214,869 197,630
Labcorp Holdings, Inc. ................................................... 1,157,322 308,785
Vertex Pharmaceuticals, Inc. (a) ............................................. 336,481 150,252
656,667
Industrials (14.7%):
ABB Ltd. , ADR ........................................................ 1,307,523 105,229
EMCOR Group, Inc. .................................................... 265,242 195,831
GE Vernova, Inc. ....................................................... 147,835 129,045
MasTec, Inc. (a) ........................................................ 569,496 183,230
Quanta Services, Inc. .................................................... 532,423 292,311
Regal Rexnord Corp. .................................................... 759,966 142,311
United Parcel Service, Inc. , Class B .......................................... 4,266,305 419,719
1,467,676
IT Services (3.2%):
Accenture PLC , Class A .................................................. 1,036,276 205,483
International Business Machines Corp. ........................................ 483,932 117,301
322,784
Materials (7.1%):
Freeport-McMoRan, Inc. ................................................. 4,618,296 271,464
Martin Marietta Materials, Inc. ............................................. 746,528 439,466
710,930
Semiconductors & Semiconductor Equipment (14.8%):
Advanced Micro Devices, Inc. (a) ............................................ 144,627 29,422
Applied Materials, Inc. ................................................... 387,615 132,483
Broadcom, Inc. ........................................................ 664,095 205,544
KLA Corp. ........................................................... 97,284 143,242
NVIDIA Corp. ......................................................... 4,784,611 834,436
Rigetti Computing, Inc. (a) ................................................ 323,176 4,537

Victory Portfolios IV
Victory Pioneer Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2026
Security Description Shares
a
Value
(000)
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 377,921 $ 127,718
1,477,382
Software (9.1%):
Intuit, Inc. ............................................................ 111,565 48,239
Microsoft Corp. ........................................................ 1,193,201 441,687
ServiceNow, Inc. (a) ..................................................... 1,348,718 141,008
Synopsys, Inc. (a) ....................................................... 444,639 176,290
Zscaler, Inc. (a) ......................................................... 719,529 100,943
908,167
Technology Hardware, Storage & Peripherals (4.2%):
Apple, Inc. ........................................................... 1,605,566 407,477
IonQ, Inc. (a) .......................................................... 189,574 5,465
412,942
Utilities (7.7%):
American Electric Power Co., Inc. ........................................... 884,987 116,004
Constellation Energy Corp. ................................................ 868,596 242,555
NRG Energy, Inc. ....................................................... 2,825,699 412,948
771,507
Total Common Stocks (Cost $6,457,147)
a
a
a
9,930,700
Total Investments (Cost $6,457,147) — 99.5% 9,930,700
Other assets in excess of liabilities —  0.5% 52,941
NET ASSETS - 100.00% $ 9,983,641
At March 31, 2026, the Fund's investments in foreign securities were 5.4% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company